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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB Number: 3235-0582 Expires: March 31, 2012 Estimated average burden Hours per response .........................9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10261

Pearl Mutual Funds
(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa, 52761

(Address of principal executive offices)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: (563) 288-2773

Date of fiscal year end:      12/31

Date of reporting period: 07/01/07 – 06/30/08

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Aggressive Growth Fund	US Global Eastern European Fund	EUROX	90330L402	9/23/2008

Reorganization of fund from MA business trust to DE statutory trust; approve new distribution plan; approve new advisory
agreement; approve new subadvisory agreement,

approve change in concentration policy

						Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders
Pearl Aggressive Growth Fund	John Hancock Large Cap Equity Fund	JLVIX	41013P608	4/16/2009

Election of trustees; new form of advisory
agreement between Trust and John Hancock Advisers changing advisory fee rates or the level or quality of advisory services; approval of amended and restated fundamental investment restrictions for the Funds; change Rule 12b-1 Plan for certain classes; approve a "manager of managers" structure; approve an amendment to modernize Trust's Declaration of Trust

						Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Aggressive Growth Fund	Vanguard Prime Money Market	VMMXX	922902601	7/2/2009

Election of trustees; approve updating and standardizing fundamental policies regarding purchasing and selling real estate, issuing senior securities, borrowing money, making loans, purchasing and selling commodities, concentrating investments in a particular industry, elimination of outdated fundamental
policies not required by law. Shareholder proposal:
institute procedures to prevent holding invest-
ments that contribute to genocide or crimes

against humanity.

						Issuer/Shareholder	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Total Return Fund	John Hancock Balanced Fund	SVBIX	47803P807	4/16/2009

Election of trustees; new form of advisory
agreement between Trust and John Hancock
Advisers changing advisory fee rates or the
level or quality of advisory services; approval of
amended and restated fundamental investment
restrictions for the Funds; change Rule 12b-1 Plan
for certain classes; approve a "manager of
managers" structure; approve an amendment
to modernize Trust's Declaration of Trust

						Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Total Return Fund	John Hancock Large Cap Equity Fund	JLVIX	41013P608	4/16/2009

Election of trustees; new form of advisory
agreement between Trust and John Hancock
Advisers changing advisory fee rates or the
level or quality of advisory services; approval of
amended and restated fundamental investment
restrictions for the Funds; change Rule 12b-1 Plan
for certain classes; approve a "manager of
managers" structure; approve an amendment
to modernize Trust's Declaration of Trust

						Issuer	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

PTRFX PAGFX	NAME OF ISSUER (FUND NAME)	TICKER	CUSIP	MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	FUND VOTE CAST YES/NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Pearl Total Return Fund	Vanguard Prime Money Market	VMMXX	922902601	7/2/2009

Election of trustees; approve updating and
standardizing fundamental policies regarding
purchasing and selling real estate, issuing senior
securities, borrowing money, making loans,
purchasing and selling commodities,
concentrating investments in a particular
industry, elimination of outdated fundamental
policies not required by law. Shareholder proposal:
institute procedures to prevent holding invest-
ments that contribute to genocide or crimes
against humanity.

						Issuer/Shareholder	Yes	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Pearl Mutual Funds

By (Signature and Title):		/s/ Robert H. Solt
Robert H. Solt, President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and Treasurer

By (Signature and Title):		/s/ David M. Stanley
David M. Stanley, Secretary

Date:	08/19/2009